Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Summary of the Bank's and the Company's Actual Capital Amounts and Ratios
The Bank’s actual capital amounts and ratios are presented in the following table:

	Actual		Minimums Required for Capital Adequacy Purposes		Regulatory Minimums to be Well Capitalized
(in thousands, except percentages)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2018
Total capital ratio	$883,746	13.05%	$541,564	8.00%	$676,955	10.00%
Tier 1 capital ratio	826,114	12.20%	406,173	6.00%	541,564	8.00%
Tier 1 leverage ratio	826,114	9.96%	331,829	4.00%	414,786	5.00%
Common equity tier 1 (CET1)	826,114	12.20%	304,630	4.50%	440,021	6.50%

December 31, 2017
Total capital ratio	$885,855	12.69%	$556,446	8.00%	$695,557	10.00%
Tier 1 capital ratio	812,631	11.68%	417,334	6.00%	556,446	8.00%
Tier 1 leverage ratio	812,631	9.69%	335,600	4.00%	419,500	5.00%
Common equity tier 1 (CET1)	812,631	11.68%	313,001	4.50%	452,112	6.50%

The Company’s actual capital amounts and ratios are presented in the following table:

	Actual		Minimums Required for Capital Adequacy Purposes		Regulatory Minimums To be Well Capitalized
(in thousands, except percentages)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2018
Total capital ratio	$916,663	13.54%	$541,638	8.00%	$677,047	10.00%
Tier 1 capital ratio	859,031	12.69%	406,228	6.00%	541,638	8.00%
Tier 1 leverage ratio	859,031	10.34%	332,190	4.00%	415,238	5.00%
Common equity tier 1 (CET1)	749,465	11.07%	304,671	4.50%	440,080	6.50%

December 31, 2017
Total capital ratio	$926,049	13.31%	$556,578	8.00%	$695,722	10.00%
Tier 1 capital ratio	852,825	12.21%	417,433	6.00%	556,578	8.00%
Tier 1 leverage ratio	852,825	10.15%	335,647	4.00%	419,559	5.00%
Common equity tier 1 (CET1)	753,545	10.68%	313,075	4.50%	452,220	6.50%